Share repurchases (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 30, 2011 ADSs USD ($)	Nov. 30, 2009 ADSs USD ($)	Nov. 30, 2008 ADSs USD ($)	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2012 ADSs CNY	Dec. 31, 2011 ADSs USD ($)	Dec. 31, 2010 ADSs USD ($)	Dec. 31, 2012 ADSs 2013 Cancellations
Share repurchase program
Authorized repurchase amount				$ 30,000	$ 50,000	$ 50,000
Share repurchased and cancelled							2,300,000	2,300,000		2,100,000
Average repurchase price per share (in CNY and dollars per share)							$ 4.21	26.23	$ 3.86	$ 4.37
Cost of shares repurchased and cancelled	121,923	31,955	127,499				19,291	121,923		18,831
Handling charges							182	1,134	52	178
Share repurchased									600,000
Cost of shares repurchased									$ 5,048
Shares cancelled							2,000,000	2,000,000			300,000